Accounts receivable, net - Summary of Accounts Receivable Net (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, gross		¥ 1,251,480
Less: allowance for doubtful accounts
Accounts receivable, net		¥ 1,251,480